Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income And Expenses [Abstract]
Components of Other Income (Expenses), Net
Year ended December 31,	2017	2018	2019
Foreign exchange gain (loss), net	$8,582	$(1,297)	$(516)
Gain on disposal of idle property, plant and equipment	—	—	130
Income from selling residual scraps from demolished buildings	529	—	—
Interest expense	—	—	(67)
Loss from discontinued operations	(693)	—	—
Others	77	583	200
	$8,495	$(714)	$(253)

Summary of Financial Information for Discontinued Operations

Summarized financial information for the discontinued operations of the Company is as follows:

	2017	2018	2019
Net sales	—	—	—
Loss before income tax	(693)	—	—
Income tax expense	—	—	—
Loss from discontinued operations, net of income tax	(693)	—	—
Prepaid expenses and other receivables	79	—	—
Total assets	79	—	—
Accrued expenses and other payables	128	—	—
Total liabilities	128	—	—
Net liabilities of discontinued operations	(49)	—	—